Financing Arrangements (Details) - Schedule of Company's debt - One Energy Enterprises Inc [Member] - USD ($)	Dec. 31, 2023	Apr. 10, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt	$ 27,196,123		$ 41,966,215
Current portion of debt issuance cost	44,577		0
Current portion of net loan origination fees	113,025		0
Current portion of long-term debt, net	(13,237,564)		(4,654,764)
Loan origination fees	(275,393)	$ (5,830,700)	(2,120,690)
Amortization	136,543		2,092,987
Net loan origination fees	(138,850)		(27,703)
Debt issuance cost	0		(103,517)
Amortization	0		23,004
Net debt issuance cost	0		(80,513)
Total long-term debt, net	13,775,132		37,203,235
Related and Non Related Parties [Member]
Debt Instrument [Line Items]
Current portion of long-term debt	(13,395,166)		(4,654,764)
OEE Buyer, LLC (related party) [Member]
Debt Instrument [Line Items]
Long-term debt	0		15,000,000
Project Finance [Member]
Debt Instrument [Line Items]
Long-term debt	14,161,221		14,713,645
Private Investors (related party) [Member]
Debt Instrument [Line Items]
Long-term debt	12,695,602		10,810,702
Equipment Loans [Member]
Debt Instrument [Line Items]
Long-term debt	339,300		441,868
Note payable – Institutional Investor [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0		$ 1,000,000